OTHER OPERATING AND NON-OPERATING INCOME	6 Months Ended
Jun. 30, 2024
Other Income and Expenses [Abstract]
OTHER OPERATING AND NON-OPERATING INCOME	OTHER OPERATING AND NON-OPERATING INCOME
During the six month period ended June 30, 2023, the Company sold the Golar Seal for $184.3 million. The transaction was completed on March 22, 2023 after successful redelivery of the vessel from its last charter to the buyer resulting in a net gain of $42.5 million disclosed under “Other non-operating income”. There is no other operating and non-operating income noted during the six month period ended June 30, 2024.